Financial Instrument Risk Management - Contractual and Scheduled Maturities of Debt Securities, Mortgages, and Loans (Details) - CAD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	$ 152,785	$ 143,061
Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	81,606	74,443
Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	4,119	3,364
Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	13,646	14,172
Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	12,956	12,660
Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	50,885	44,247
Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	16,225	16,433
Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	31,997	30,389
Fair value through profit or loss | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	67,894	61,402
Fair value through profit or loss | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	2,094	2,189
Fair value through profit or loss | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	9,692	9,307
Fair value through profit or loss | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	9,655	10,080
Fair value through profit or loss | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	46,453	39,826
Available-for-sale | Debt securities
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	13,712	13,041
Available-for-sale | Debt securities | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	2,025	1,175
Available-for-sale | Debt securities | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	3,954	4,865
Available-for-sale | Debt securities | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	3,301	2,580
Available-for-sale | Debt securities | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	4,432	4,421
Gross carrying amount | Mortgages
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	16,295	16,458
Gross carrying amount | Mortgages | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	1,099	968
Gross carrying amount | Mortgages | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	5,255	5,118
Gross carrying amount | Mortgages | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	6,787	7,351
Gross carrying amount | Mortgages | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	3,154	3,021
Gross carrying amount | Loans
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	32,044	30,439
Gross carrying amount | Loans | Due in 1 year or less
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	1,834	1,425
Gross carrying amount | Loans | Due in years 2-5
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	6,872	6,968
Gross carrying amount | Loans | Due in years 6-10
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	5,449	5,183
Gross carrying amount | Loans | Due after 10 years
Disclosure of maturity analysis for financial assets held for managing liquidity risk [line items]
Financial assets	$ 17,889	$ 16,863